Related Parties' Transactions And Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Sales to affiliated companies	$ 6,827,871	$ 5,974,744	$ 5,511,549
Related Party
Related Party Transaction [Line Items]
Sales to affiliated companies	151,708	147,807	155,728
Operating Costs and Expenses	0	0	85
Supplies from affiliated companies	41	15,877	$ 2,143
Trade receivables and other receivables	138,529	102,075
Trade payables and advances	55,746	35,363
Loans to related parties (***)	$ 1,500	$ 0
Israeli Partnership | Related Party
Related Party Transaction [Line Items]
Joint venture, ownership percentage	50.00%
Israeli Subsidiary | Related Party
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Elbit Systems of America, LLC | Related Party
Related Party Transaction [Line Items]
Ownership percentage	50.00%